As filed with the Securities and Exchange Commission on May 3, 2018

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 545	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 546	☒

JPMORGAN TRUST I

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, New York 10017

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Gregory S. Samuels, Esq. JPMorgan Chase & Co. 270 Park Avenue New York, NY 10017	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 11, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus, statement of additional information and Part C included in Post-Effective Amendment No. 540 to the Registration Statement on Form N-1A of JPMorgan Trust I (the “Trust”), filed with the Commission on March 5, 2018 (Accession Number 0001193125-18-070527) (the “Registration Statement”) are incorporated herein by reference.

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(a)(2)	Declaration of Trust dated November 5, 2004 (as amended February 15, 2005 and May 14, 2014). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on
December 19, 2014 (Accession No. 0001193125-14-448869).

(a)(3)	Reserved.

(a)(4)	Amended Schedule B, dated March 9, 2018, to the Declaration of Trust, dated November 5, 2004 (as amended February 15, 2005 and May 14, 2014). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 9, 2018 (Accession Number 0001193125-18-077025).

(a)(5)	Memorandum and Articles of Association of HCM Commodities Strategy Fund Ltd. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(a)(6)	Memorandum and Articles of Association of Commodities Strategy Fund CS Ltd. (formerly JPM Commodities Strategy Fund Ltd.) Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 21, 2012 (Accession Number 0001193125-12-478646).

(a)(7)	Memorandum and Articles of Association of Access Balanced Fund CS Ltd. (formerly JPM Access Balanced Fund Ltd.) Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 30, 2014 (Accession Number 0001193125-14-170976).

(a)(8)	Memorandum and Articles of Association of Access Growth Fund CS Ltd. (formerly JPM Access Growth Fund Ltd.) Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 30, 2014 (Accession Number 0001193125-14-170976).

(a)(9)	Memorandum and Articles of Association of Systematic Alpha Fund CS Ltd. (formerly JPM Systematic Alpha Commodities Subsidiary Ltd.) Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 30, 2014 (Accession Number 0001193125-14-170976).

(a)(10)	Memorandum and Articles of Association of Diversified Real Return Fund CS Ltd. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 22, 2016 (Accession Number 0001193125-16-801383).

(b)(1)	Amended and Restated By-Laws, as of August 20, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 27, 2014 (Accession Number 0001193125-14-323466).

(c)	Instrument defining rights of shareholders. Incorporated by reference to Exhibits (a) and (b).

(d)(1)	Amended and Restated Investment Advisory Agreement between the Trust and J.P. Morgan Investment Management Inc. (amended as of August 10, 2006). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(d)(2)	Form of Amended Schedule A to the Investment Advisory Agreement (amended as of September 29, 2017). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 26, 2017 (Accession Number 0001193125-17-294384).

(d)(3)	Investment Sub-Advisory Agreement for the JPMorgan Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 18, 2005 (Accession Number 0001047469-05-027197).

(d)(4)	Investment Sub-Advisory Agreement for the JPMorgan China Region Fund dated January 31, 2007. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 26, 2007 (Accession Number 0001145443-07-003339).

(d)(4)(a)	Form of Amendment to Sub-Advisory Agreement for the JPMorgan China Region Fund dated June 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2015 (Accession Number 0001193125-15-236900).

(d)(5)	Investment Sub-Advisory Agreement for the JPMorgan Asia Equity Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 17, 2006 (Accession Number 0001145443-06-003457).

(d)(6)	Investment Sub-Advisory Agreement between JPMIM and J.P. Morgan Private Investments Inc. for the J.P. Morgan Access Funds, dated August 27, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(d)(7)	Investment Sub-Advisory Agreement between JPMIM and Highbridge Capital Management, LLC for the Highbridge Dynamic Commodities Strategy Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 30, 2010 (Accession Number 0001145443-10-002410).

(d)(8)	Form of Investment Management Agreement between HCM Commodities Strategy Fund Ltd. and JPMIM. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(d)(9)	Investment Sub-Advisory Agreement between JPMIM and Manning & Napier Advisors, Inc., effective as of the 2nd of December, 2009, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(d)(10)	Investment Sub-Advisory Agreement between JPMIM and TimesSquare Capital Management, LLC, effective as of the 2nd of December, 2009, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(d)(11)	Investment Sub-Advisory Agreement between JPMIM and T.Rowe Price Associates, Inc., effective August 26, 2013 from the JPMorgan Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 25, 2013 (Accession Number 0001193125-13-453035).

(d)(12)	Investment Sub-Advisory Agreement between JPMIM and TAMRO Capital Partners LLC, effective as of the 29th day of March 2010, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(d)(13)	Sub-Advisory Agreement between JPMIM and JFIMI for the JPMorgan International Discovery Fund, dated December 7, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 21, 2015 (Accession Number 0001193125-15-408839).

(d)(14)	Investment Sub-Advisory Agreement between JPMIM and Capital Guardian Trust Company effective as of the 1st day of May 2010, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(d)(15)	Investment Advisory Agreement between the Trust and J.P. Morgan Investment Management Inc. for the JPMorgan Diversified Real Return Fund, dated July 29, 2016. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 22, 2016 (Accession Number 0001193125-16-802376).

(d)(16)	Investment Management Agreement between Diversified Real Return Fund CS Ltd. and JPMIM, dated September 26, 2016. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 22, 2016 (Accession Number 0001193125-16-802376).

(d)(17)	Investment Advisory Agreement between JPMorgan Trust I and Security Capital Research & Management Incorporated for the Security Capital U.S. Core Real Estate Securities Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 27, 2011 (Accession Number 0001193125-11-282286).

(d)(18)	Subadvisory Agreement between J.P. Morgan Investment Management Inc. (JPMIM) and JF International Management Inc. for the JPMorgan Asia Pacific Focus Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 27, 2012 (Accession Number 0001193125-11-026900).

(d)(18)(a)	Amendment to Subadvisory Agreement between JPMIM and JF International Management Inc for the JPMorgan Asia Pacific Fund, dated June 28, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2012 (Accession Number 0001193125-12-287249).

(d)(19)	Form of Investment Management Agreement between Commodities Strategy Fund CS Ltd. (formerly JPM Commodities Strategy Fund Ltd.) and JPMIM. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 21, 2012 (Accession Number 0001193125-12-478646).

(d)(20)	Investment Management Agreement between Access Balanced Fund CS Ltd. (formerly JPM Access Balanced Fund Ltd.) and JPMIM, dated April 1, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 15, 2013 (Accession Number 0001193125-13-336372).

(d)(21)	Investment Sub-Advisory Agreement between JPMIM and J.P. Morgan Private Investment, Inc., for the JPMorgan Access Balanced Fund Ltd., dated April 1, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 15, 2013 (Accession Number 0001193125-13-336372).

(d)(22)	Investment Management Agreement between Access Growth Fund CS Ltd. (formerly JPM Access Growth Fund Ltd., and JPMIM, dated April 1, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 15, 2013 (Accession Number 0001193125-13-336372).

(d)(23)	Investment Sub-Advisory Agreement between JPMIM and J.P. Morgan Private Investment, Inc., for the JPMorgan Access Growth Fund Ltd., dated April 1, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 15, 2013 (Accession Number 0001193125-13-336372).

(d)(24)	Investment Management Agreement between Systematic Alpha Fund CS Ltd. (formerly JPM Systematic Alpha Commodities Subsidiary Ltd.) and JPMIM, dated February 4, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 15, 2013 (Accession Number 0001193125-13-336372).

(d)(25)	Investment Management Agreement between Commodities Strategy Fund CS Ltd. (formerly JPM Commodities Strategy Fund Ltd.) and JPMIM, dated December 13, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 15, 2013 (Accession Number 0001193125-13-336372).

(d)(26)	Investment Advisory Agreement between the Trust and JPMIM, dated November 11, 2015 for the JPMorgan International Discovery Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2016 (Accession Number 0001193125-16-478637).

(e)(1)	Distribution Agreement, dated February 19, 2005, between the Trust and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(e)(2)	Amendment to the Distribution Agreement, including Schedule A, dated February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 30, 2014 (Accession Number 0001193125-14-170976).

(e)(3)	Form of Amended Schedule B to the Distribution Agreement, amended as of November 14, 2017. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2017 (Accession Number 0001193125-17-357526).

(e)(4)	Form of Amended Schedule C to the Distribution Agreement, amended as of November 16, 2016. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 22, 2016 (Accession Number 0001193125-16-801383).

(e)(5)	Form of Amended Schedule D to the Distribution Agreement, amended as of November 14, 2017. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2017 (Accession Number 0001193125-17-357526).

(e)(6)	Amended Schedule E to the Distribution Agreement, amended as of June 22, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 20, 2016 (Accession Number 0001193125-16-597639).

(e)(7)	Form of Amended Schedule F to the Distribution Agreement, amended as of November 16, 2016. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 22, 2016 (Accession Number 0001193125-16-801383).

(e)(8)	Amendment, dated November 11, 2015, to the Distribution Agreement, including Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 20, 2016 (Accession Number 0001193125-16-597639).

(f)	Deferred Compensation Plan for Eligible Trustees of the Trust. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2014 (Accession Number 0001193125-14-067467).

(g)(1)(a)	Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2010, between JPMorgan Chase Bank, N.A. and the entities named on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2010 (Accession Number 0001145443-10-002212).

(g)(1)(b)	Form of Amended Schedule A to the Amended and Restated Global Custody and Fund Accounting Agreement (amended as of November 14, 2017). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2017 (Accession Number 0001193125-17-357526).

(g)(1)(c)	Amendment to Amended and Restated Global Custody and Fund Accounting Agreement, dated as of December 1, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 16, 2014 (Accession Number 0001193125-14-202895).

(g)(1)(d)	Amendment to Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 19, 2014 (Accession No. 0001193125-14-448869).

(g)(1)(e)	Joinder and Amendment, dated December 1, 2015, including Schedule A, to Amended and Restated Global Custody and Fund Accounting Agreement dated September 1, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 21, 2016 (Accession Number 0001193125-16-549860).

(g)(1)(f)	Interest Bearing Deposit Facility Term Sheet, dated December 15, 2016, regarding Cash Accounts (as defined in the Amended and Restated Global Custody and Fund Accounting Agreement). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 13, 2017 (Accession Number 0001193125-17-009478).

(g)(1)(g)	Form of Amendment to Amended and Restated Global Custody and Fund Accounting Agreement, including Amended Schedule E, dated April 1, 2017, for the JPMorgan SmartRetirement Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on July 21, 2017 (Accession Number 0001193125-17-232898).

(g)(1)(h)	Form of Amendment to Amended and Restated Global Custody and Fund Accounting Agreement, including Schedule E, dated April 1, 2017. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on July 21, 2017 (Accession Number 0001193125-17-232898).

(g)(1)(i)	Form of Amendment to the Amended and Restated Global Custody and Fund Accounting Agreement, dated as of September 1, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2018 (Accession Number 0001193125-18-064353).

(g)(2)	Reserved.

(g)(3)	Reserved.

(g)(4)	Custody Agreement for the JPMorgan Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 18, 2005 (Accession Number 00010477469-05-027197).

(g)(5)(a)	Fund Accounting Services Agreement for the Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 18, 2005 (Accession Number 00010477469-05-027197).

(g)(5)(b)	Form of Amended Schedule C to the Fund Accounting Services Agreement for the Highbridge Statistical Market Neutral Fund dated as of September 1, 2007. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2008 (Accession Number 0001145443-08-000477).

(g)(6)	Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2010, between JPMorgan Trust I on behalf of each of the JPMorgan SmartRetirement Funds, JPMorgan Funds Management, Inc., and JPMorgan Chase Bank, NA. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 12, 2010 (Accession Number 0001145443-10-002503).

(g)(6)(a)	Amended Schedule A to the Amended and Restated Global Custody and Fund Accounting Agreement between JPMorgan Trust I on behalf of the JPMorgan SmartRetirement Funds, J.P. Morgan Investment Management Inc. and JPMorgan Chase Bank, N.A., dated as of May 18, 2016. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 15, 2016 (Accession Number 000113125-16-710919).

(g)(6)(b)	Amendment to the Amended and Restated Global Custody and Fund Accounting Agreement between JPMorgan Trust I on behalf of the JPMorgan SmartRetirement Funds, JPMorgan Funds Management, Inc. and JPMorgan Chase Bank, N.A. dated as of December 1, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 16, 2014 (Accession Number 0001193125-14-202895).

(g)(7)	Form of Domestic Custody Agreement and Accounting Service Rider between HCM Commodities Strategy Fund, Ltd. and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(1)(a)	Administration Agreement, dated February 19, 2005 between the Trust and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(h)(1)(b)	Amendment, including Amended Schedule A, dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(h)(1)(c)	Form of Amended Schedule B to the Administration Agreement (amended as of November 14, 2017). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2017 (Accession Number 0001193125-17-357526).

(h)(1)(d)(i)	Administration Agreement for JPMorgan SmartRetirement Funds, effective May 5, 2006, between the Trust and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s registration statement as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(h)(1)(d)(ii)	Form of Amended Schedule A, dated May 18, 2016, to the Administration Agreement for JPMorgan SmartRetirement Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 20, 2016 (Accession Number 0001193125-16-597639).

(h)(1)(e)	Form of Administration Agreement between HCM Commodities Strategy Fund, Ltd. and JPMorgan Funds Management Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(1)(f)	Amendment to February 19, 2005 Administration Agreement, dated February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 30, 2014 (Accession Number 0001193125-14-170976).

(h)(1)(g)	Amendment to February 19, 2005 Administration Agreement, dated November 11, 2015, including Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 20, 2016 (Accession Number 0001193125-16-597639).

(h)(2)(a)	Amended and Restated Transfer Agency Agreement between the Trust and Boston Financial Data Services, Inc. (“BFDS”) dated September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 16, 2014 (Accession Number 0001193125-14-373683).

(h)(2)(b)	Form of Amended Appendix A, dated as of November 14, 2017, to the Amended and Restated Transfer Agency Agreement between the Trust and BFDS dated September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2017 (Accession Number 0001193125-17-357526).

(h)(2)(c)	Amendment to Amended and Restated Transfer Agency Agreement between the Trust and BFDS, dated November 11, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 22, 2016 (Accession Number 0001193125-16-801383).

(h)(3)(a)	Shareholder Servicing Agreement, dated February 19, 2005, between the Trust and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(h)(3)(b)	Amendment to the Shareholder Servicing Agreement including Schedules A and B, (amended as of August 22, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 27, 2013 (Accession Number 0001193125-13-381972).

(h)(3)(c)	Form of Amended Schedule B to the Shareholder Servicing Agreement, (amended as of November 14, 2017). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2017 (Accession Number 0001193125-17-357526).

(h)(3)(d)	Amendment, dated February 12, 2014, to the Shareholder Servicing Agreement, dated February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 30, 2014 (Accession Number 0001193125-14-170976).

(h)(3)(e)	Amendment dated November 11, 2015, to the Shareholder Servicing Agreement, dated February 19, 2005, including Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 20, 2016 (Accession Number 0001193125-16-597639).

(h)(4)(a)	Securities Lending Agreement, Amended and Restated as of February 9, 2010, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(4)(a)(i)	Amendment to Securities Lending Agreement, effective as of March 1, 2011, between Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 15, 2011 (Accession Number 0001193125-11-067101).

(h)(4)(b)	Amended and Restated Securities Lending Agency Agreement, effective March 1, 2011, between the Registrant and The Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 15, 2011 (Accession Number 0001193125-11-067101).

(h)(4)(b)(i)	Schedule 2, revised February 1, 2012, to the Amended and Restated Securities Lending Agreement between the Registrant and The Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2012 (Accession Number 0001193125-11-080968).

(h)(4)(b)(ii)	Schedule A to the Amended and Restated Securities Lending Agreement between the Registrant and The Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on July 27, 2012 (Accession Number 0001193125-12-319128).

(h)(4)(c)	Amended and Restated Third Party Securities Lending Agreement, effective March 1, 2011, between the Registrant, The Goldman Sachs Bank USA and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 15, 2011 (Accession Number 0001193125-11-067101).

(h)(5)(a)	Form of Fee Waiver Agreement. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Commission on February 27, 2003 (Accession Number 0001047469-03-007028).

(h)(5)(b)	Form of Fee Waiver Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 17, 2005 (Accession Number 0001047469-05-015040).

(h)(5)(c)	Form of Fee Waiver Agreement for the Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(5)(d)	Fee Waiver Agreement for the JPMorgan Intrepid Long/Short Fund and JPMorgan Strategic Small Cap Value Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(h)(5)(e)	Form of Fee Waiver Agreement for JPMorgan SmartRetirement Funds, dated November 1, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 30, 2015 (Accession Number 0001193125-15-359949).

(h)(5)(f)	Fee Waiver Agreement for the R Class shares of the JPMorgan Trust I funds listed on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(h)(5)(g)	Form of Fee Waiver Agreement for the C Class Shares of JPMorgan International Value Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2006. (Accession Number 0001145443-06-002202).

(h)(5)(h)	Fee Waiver Agreement for the JPMorgan International Realty Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(h)(5)(i)	Form of Fee Waiver Agreement for the new Funds registered in Post-Effective Amendment No. 46. except JPMorgan Tax Aware Real Return SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 17, 2006 (Accession Number 0001145443-06-003457).

(h)(5)(j)	Form of Fee Waiver Agreement for the JPMorgan Tax Aware Real Return SMA Fund, dated March 1, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2018 (Accession Number 0001193125-18-064353).

(h)(5)(k)	Form of Fee Waiver Agreement for JPMorgan Bond Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Enhanced Income Fund, JPMorgan Strategic Income Fund, JPMorgan Real Return Fund, and JPMorgan Short Term Bond Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 20, 2006 (Accession Number 0001145443-06-003722).

(h)(5)(l)	Form of Fee Waiver Agreement for the JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2045 Fund, and JPMorgan SmartRetirement 2050 Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2007 (Accession Number 0001145443-07-000493).

(h)(5)(m)	Form of Fee Waiver Agreement for the Registrant’s 10-31 FYE Funds (except JPMorgan Commodities Strategy Fund, JPMorgan Systematic Alpha Fund, JPMorgan Tax Aware Real Return SMA Fund and JPMorgan International Value SMA Fund), dated March 1, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2018 (Accession Number 0001193125-18-064353).

(h)(5)(n)	Form of Fee Waiver Agreement for the JPMorgan Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 26, 2015 (Accession Number 0001193125-15-065302).

(h)(5)(p)	Form of Fee Waiver Agreement with respect to the Tax Aware High Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 30, 2007 (Accession Number 0001145443-07-002815).

(h)(5)(q)	Form of Fee Waiver Agreement, dated July 1, 2007, for the Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2007 (Accession Number 0001145443-07-001921).

(h)(5)(r)	Form of Fee Waiver Agreement, dated July 1, 2017, for the FYE 2/28 Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on June 28, 2017 (Accession Number 0001193125-17-216237).

(h)(5)(s)	Form of Fee Waiver Agreement for the Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 16, 2007 (Accession Number 0001145443-07-002545).

(h)(5)(t)	Form of Fee Waiver Agreement for the JPMorgan International Value SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 16, 2007 (Accession Number 0001145443-07-002545).

(h)(5)(u)	Form of Fee Waiver Agreement for FYE 6/30 Funds listed on Schedule A thereto, dated November 1, 2017. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 31, 2017 (Accession Number 0001193125-17-327251)

(h)(5)(v)	Form of Fee Waiver Agreement for JPMorgan Emerging Economies Fund and JPMorgan Intrinsic Value Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 28, 2007 (Accession Number 0001145443-07-003711).

(h)(5)(w)	Form of Fee Waiver Agreement for JPMorgan International Markets Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2008 (Accession Number 0001145443-08-000477).

(h)(5)(x)	Form of Fee Waiver Agreement for JPMorgan Tax Aware Real Return SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(5)(y)	Form of Fee Waiver Agreement for JPMorgan Total Return Fund and JPMorgan Strategic Income Opportunities Fund dated May 22, 2008. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 28, 2008 (Accession Number 0001145443-08-001782).

(h)(5)(z)	Form of Fee Waiver for the JPMorgan International Opportunities Plus Fund dated August 21, 2008. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 26, 2008 (Accession Number 0001145443-08-002437).

(h)(5)(aa)	Form of Fee Waiver Agreement for the Class R2 Funds. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 28, 2008 (Accession Number 0001145443-08-002493).

(h)(5)(bb)	Form of Fee Waiver for the Service Shares for the JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 16, 2008 (Accession Number 0001145442-08-002754).

(h)(5)(cc)	Form of Fee Waiver Agreement for JPMorgan International Value SMA Fund, dated March 1, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2018 (Accession Number 0001193125-18-064353).

(h)(5)(dd)	Form of Fee Waiver Agreement for JPMorgan Access Growth Fund and JPMorgan Access Balanced Fund dated February 23, 2015 with J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investment Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 28, 2015 (Accession Number 0001193125-15-153146).

(h)(5)(ee)	Form of Fee Waiver Agreement for the JPMorgan Systematic Alpha Fund, dated March 1, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2018 (Accession Number 0001193125-18-064353).

(h)(5)(ff)	Form of Fee Waiver Agreement for Class C Shares for JPMorgan Access Growth Fund and JPMorgan Access Balanced Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(5)(gg)	Form of Fee Waiver Agreement for new share classes for JPMorgan Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002631).

(h)(5)(hh)	Form of Fee Waiver Agreement for JPMorgan International Currency Income Fund dated November 20, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(5)(ii)	Form of Fee Waiver Agreement for JPMorgan U.S. Research Equity Plus Fund and JPMorgan Inflation Managed Bond Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(5)(jj)	Form of Fee Waiver Agreement for Eagle Class Shares of certain J.P.Morgan Money Market Funds. Incorporated by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 3, 2010 (Accession Number 0001145443-10-000523).

(h)(5)(kk)	Form of Fee Waiver Agreement for JPMorgan Research Equity Long/Short Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 12, 2010 (Accession Number 0001145443-10-00635).

(h)(5)(ll)	Form of Fee Waiver Agreement for JPMorgan Alternative Strategies Fund dated November 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2014 (0001193125-14-385254).

(h)(5)(mm)	Form of Fee Waiver Agreement for JPMorgan Managed Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 20, 2010 (Accession Number 0001145443-10-001110).

(h)(5)(nn)	Form of Fee Waiver Agreement for JPMorgan Current Yield Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 14, 2010 (Accession Number 0001145443-10-001296).

(h)(5)(oo)	Form of Fee Waiver Agreement for JPMorgan Global Natural Resources Fund, JPMorgan Growth Long/Short Fund, JPMorgan Multi-Cap Long/Short Fund JPMorgan Credit Opportunities Fund and JPMorgan Multi-Sector Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 23, 2010 (Accession Number 0001145443-10-001892).

(h)(5)(pp)	Form of Fee Waiver Agreement for Class R5 Share of the Highbridge Dynamic Commodities Strategy Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 30, 2010 (Accession Number 0001145443-10-002410).

(h)(5)(qq)	Form of Fee Waiver Agreement for JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Diversified Real Return Fund, JPMorgan Tax Aware Equity Fund, JPMorgan Mid Cap Core Fund, JPMorgan Global Equity Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 22, 2010 (Accession Number 0001145443-10- 002576).

(h)(5)(rr)	Form of Fee Waiver Agreement for Class R6 shares of J.P. Morgan Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 22, 2010 (Accession Number 0001145443-10-002576).

(h)(5)(ss)	Form of Fee Waiver Agreement for JPMorgan Equity Focus Fund, JPMorgan Floating Rate Income Fund, JPMorgan Current Income Fund and JPMorgan Global Allocation Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 24, 2011 (Accession Number 0001193125-11-044730).

(h)(5)(tt)	Form of Fee Waiver Agreement for Class R6 Shares of JPMorgan U.S. Research Equity Plus Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 30, 2011 (Accession Number 0001193125-11-082703).

(h)(5)(uu)	Form of Fee Waiver Agreement for Security Capital U.S. Core Real Estate Securities Fund, dated May 1, 2017. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 27, 2017 (Accession Number 0001193125-17-142868).

(h)(5)(vv)	Form of Fee Waiver Agreement for JPMorgan U.S. Large Cap Core Plus Fund II. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on July 8, 2011 (Accession Number 0001193125-11-151562).

(h)(5)(ww)	Form of Fee Waiver Agreement for Class R6 Shares of JPMorgan Multi-Sector Income Fund and JPMorgan Global Natural Resources Fund and Class R2 and Class R6 Shares for JPMorgan U.S. Small Company Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 19, 2011 (Accession Number 0001193125-11-227294).

(h)(5)(xx)	Form of Fee Waiver Agreement for JPMorgan Global Opportunities Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 25, 2011 (Accession Number 0001193125-11-232171).

(h)(5)(yy)	Form of Fee Waiver Agreement for JPMorgan Total Emerging Markets Fund, JPMorgan Asia Pacific Focus Fund, JPMorgan International Unconstrained Equity Fund, JPMorgan Global Unconstrained Equity Fund and JPMorgan Ex-G4 Currency Strategies Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 30, 2011 (Accession Number 000119125-11-236288).

(h)(5)(zz)	Form of Fee Waiver Agreement for JPMorgan Global Opportunities Fund, dated November 1, 2011. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2011 (Accession Number 0001193125-11-286013).

(h)(5)(aaa)	Form of Fee Waiver Agreement for JPMorgan SmartRetirement 2055 Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 14, 2011 (Accession Number 0001193125-11-311304).

(h)(5)(bbb)	Form of Fee Waiver Agreement for JPMorgan Global Bond Opportunities Fund and JPMorgan Floating Rate Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 20, 2017 (Accession Number 0001193125-17-374470).

(h)(5)(ccc)	Form of Fee Waiver Agreement for JPMorgan SmartRetirement Blend Funds and JPMorgan SmartAllocation Equity Fund, dated November 1, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 30, 2015 (Accession Number 0001193125-15-359949).

(h)(5)(ddd)	Form of Fee Waiver Agreement for JPMorgan SmartAllocation Equity Fund and JPMorgan SmartAllocation Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 21, 2012 (Accession Number 0001193125-12-278222).

(h)(5)(eee)	Form of Fee Waiver Agreement for JPMorgan Emerging Markets Local Currency Debt Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 11, 2012 (Accession Number 0001193125-12-158414).

(h)(5)(fff)	Form of Fee Waiver Agreement for JPMorgan Global Bond Opportunities Fund and JPMorgan Quantitative Large Cap Plus Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 23, 2012 (Accession Number 0001193125-12-245173).

(h)(5)(ggg)	Form of Fee Waiver for JPMorgan Commodities Strategy Fund, dated March 1, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2018 (Accession Number 0001193125-18-064353).

(h)(5)(hhh)	Form of Fee Waiver Agreement for JPMorgan China Region Fund, JPMorgan India Fund, JPMorgan Latin America Fund and JPMorgan Russia Fund, dated September 1, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435309).

(h)(5)(iii)	Form of Fee Waiver Agreement for JPMorgan New York Tax Free Bond Fund, dated September 1, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435309).

(h)(5)(jjj)	Form of Fee Waiver Agreement for JPMorgan Corporate Bond Fund, JPMorgan Short Duration High Yield Fund and JPMorgan Diversified Risk Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 21, 2012 (Accession Number 0001193125-12-478646).

(h)(5)(kkk)	Form of Fee Waiver Agreement for JPMorgan Global Research Enhanced Index Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 21, 2012 (Accession Number 0001193125-12-478646).

(h)(5)(lll)	Form of Fee Waiver Agreement for JPMorgan Dynamic Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2013 (Accession Number 0001193125-13-074151).

(h)(5)(mmm)	Form of Fee Waiver Agreement for JPMorgan Total Bond Plus Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2013 (Accession Number 0001193125-13-074151).

(h)(5)(nnn)	Form of Fee Waiver Agreement for JPMorgan Emerging Markets Corporate Debt Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 17, 2013 (Accession Number 0001193125-13-225827).

(h)(5)(ooo)	Form of Fee Waiver Agreement for JPMorgan Tax Aware Real Return Fund Class R6 Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 14, 2013 (Accession Number 0001193125-13-259111).

(h)(5)(ppp)	Form of Fee Waiver Agreement for JPMorgan Floating Rate Income Fund Class R6 Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 15, 2013 (Accession Number 0001193125-13-336372).

(h)(5)(qqq)	Form of Fee Waiver Agreement for JPMorgan Emerging Markets Equity Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 26, 2013 (Accession Number 0001193125-13-346399).

(h)(5)(rrr)	Fee Waiver Agreement for new expense caps for JPMorgan Intrepid Advantage Fund, JPMorgan Intrepid International Fund and JPMorgan Emerging Market Equity Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 27, 2013 (Accession Number 0001193125-13-381972).

(h)(5)(sss)	Form of Fee Waiver Agreement for JPMorgan Emerging Markets Equity Fund Class R6 Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 2, 2013 (Accession Number 0001193125-13-388555).

(h)(5)(ttt)	Form of Fee Waiver Agreement for JPMorgan Income Fund and JPMorgan Hedged Equity Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 25, 2013 (Accession Number 0001193125-13-453035).

(h)(5)(uuu)	Form of Fee Waiver Agreement for Class R2 and Class R6 Shares for JPMorgan Total Return Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 18, 2013 (Accession Number 0001193125-13-477415).

(h)(5)(vvv)	Form of Fee Waiver Agreement for Class R2, Class R5, and Class R6 Shares for the JPMorgan Mid Cap Equity Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 23, 2013 (Accession Number 0001193125-13-483089).

(h)(5)(www)	Form of Fee Waiver Agreement for JPMorgan Equity Low Volatility Income Fund and JPMorgan Opportunistic Equity Long/Short Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 4, 2014 (Accession Number 0001193125-14-225348).

(h)(5)(xxx)	Form of Fee Waiver Agreement for JPMorgan Europe Research Enhanced Equity Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 26, 2014 (Accession Number 0001193125-14-250915).

(h)(5)(yyy)	Form of Fee Waiver Agreement for JPMorgan SmartAllocation Income Fund dated July 1, 2016. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2016 (Accession Number 0001193125-16-636764).

(h)(5)(zzz)	Form of Fee Waiver Agreement with J.P. Morgan Investment Management Inc. and JPMorgan Distribution Services, Inc. for JPMorgan Access Growth Fund and JPMorgan Access Balanced Fund, dated November 1, 2017. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 31, 2017 (Accession Number 0001193125-17-326517).

(h)(5)(aaaa)	Form of Fee Waiver Agreement for JPMorgan International Equity Income Fund Class R6 Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 21, 2014 (Accession No. 0001193125-14-421485).

(h)(5)(bbbb)	Form of Fee Waiver Agreement for JPMorgan Global Unconstrained Equity Fund, JPMorgan International Unconstrained Equity Fund and JPMorgan Global Equity Income Fund (to be renamed JPMorgan International Equity Income Fund). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 21, 2014 (Accession No. 0001193125-14-421485).

(h)(5)(cccc)	Form of Fee Waiver Agreement for JPMorgan Intrepid International Fund Class R6 Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 16, 2015 (Accession No. 0001193125-15-093282).

(h)(5)(dddd)	Form of Fee Waiver Agreement for JPMorgan Emerging Economies Fund Class R5 and Class R6 Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 7, 2015 (Accession Number 000193125-15-283104).

(h)(5)(eeee)	Form of Fee Waiver Agreement for JPMorgan Latin America Fund, Class R6 Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 10, 2015 (Accession Number 000193125-15-284538).

(h)(5)(ffff)	Form of Fee Waiver Agreement for JPMorgan Intrepid America Fund Class R6 Shares, JPMorgan Intrepid Growth Fund Class R6 Shares and JPMorgan Growth and Income Fund Class R2, Class R5 and Class R6 Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 31, 2015 (Accession Number 0001193125-15-308407).

(h)(5)(gggg)	Form of Fee Waiver Agreement for JPMorgan U.S. Research Equity Plus Fund, JPMorgan U.S. Dynamic Plus Fund, JPMorgan U.S. Large Cap Core Plus Fund, JPMorgan Research Market Neutral Fund, JPMorgan Research Long/Short Fund and JPMorgan Opportunistic Long/Short Fund, dated September 1, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 30, 2015 (Accession Number 0001193125-15-359949).

(h)(5)(hhhh)	Form of Fee Waiver Agreement for JPMorgan California Municipal Money Market Fund Premier and Reserve Shares, JPMorgan Federal Money Market Fund Capital Shares and JPMorgan New York Municipal Money Market Fund Premier Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 17, 2015 (Accession Number 0001193125-15-379542).

(h)(5)(iiii)	Form of Fee Waiver Agreement for the JPMorgan International Discovery Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 21, 2015 (Accession Number 0001193125-15-408839).

(h)(5)(jjjj)	Form of Fee Waiver Agreement for JPMorgan Small Cap Core Fund Class A, Class C and Class R6 Shares and JPMorgan Small Cap Equity Fund Class R6 Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 16, 2016 (Accession Number 0001193125-16-506358).

(h)(5)(kkkk)	Form of Fee Waiver Agreement for JPMorgan Diversified Real Return Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on July 29, 2016 (Accession Number 0001193125-16-662533).

(h)(5)(llll)	From of Fee Waiver Agreement for the JPMorgan SmartRetirement Funds. Class R3 and Class R4 Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 20, 2016 (Accession Number 0001193125-16-597639).

(h)(5)(mmmm)	Form of Fee Waiver Agreement for the JPMorgan SmartRetirement 2060 Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 24, 2016 (Accession Number 0001193125-16-600453).

(h)(5)(nnnn)	Form of Fee Waiver Agreement for the JPMorgan SmartRetirement Blend 2060 Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 24, 2016 (Accession Number 0001193125-16-600453).

(h)(5)(oooo)	Form of Fee Waiver Agreement for the Class R3 and Class R4 Shares for the JPMorgan Small Cap Equity Fund, JPMorgan U.S. Equity Fund and JPMorgan U.S. Small Company Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on July 11, 2016 (Accession Number 0001193125-16-645533).

(h)(5)(pppp)	Form of Fee Waiver Agreement for Class 5 Shares for the JPMorgan U.S. Small Company Fund, JPMorgan Emerging Markets Equity Fund and JPMorgan International Value Fund and Class R3, Class R4, Class R5 and Class R6 Shares of the JPMorgan Value Advantage Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 1, 2016 (Accession Number 0001193125-16-699660).

(h)(5)(qqqq)	Form of Fee Waiver Agreement for the JPMorgan Small Cap Core Fund Class R5 Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 15, 2016 (Accession Number 000113125-16-710919).

(h)(5)(rrrr)	Form of Fee Waiver Agreement with J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investment Inc. for JPMorgan Accessed Balanced Fund and JPMorgan Access Growth Fund, dated November 1, 2017. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 31, 2017 (Accession Number 0001193125-17-326517).

(h)(5)(ssss)	Form of Fee Waiver Agreement for JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund, dated November 1, 2017. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 31, 2017 (Accession Number 0001193125-17-326517).

(h)(5)(tttt)	Form of Fee Waiver Agreement for JPMorgan SmartRetirement Funds, dated November 1, 2017. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 31, 2017 (Accession Number 0001193125-17-326517).

(h)(5)(uuuu)	Form of Fee Waiver Agreement for JPMorgan SmartRetirement Blend Funds and JPMorgan SmartAllocation Equity Fund, dated November 1, 2017. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 31, 2017 (Accession Number 0001193125-17-326517).

(h)(5)(vvvv)	Form of Fee Waiver Agreement for JPMorgan Floating Rate Income Fund and JPMorgan Global Bond Opportunities Fund, dated December 29, 2016. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 22, 2016 (Accession Number 0001193125-16-802376).

(h)(5)(wwww)	Form of Fee Waiver Agreement for JPMorgan Small Cap Core Fund Class A, Class C and Class I Shares, dated April 10, 2017. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 7, 2017 (Accession Number 0001193125-17-116080).

(h)(5)(xxxx)	Form of Fee Waiver Agreement for Class T Shares of J.P. Morgan Funds listed in Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 28, 2017 (Accession Number 0001193125-17-062627).

(h)(5)(yyyy)	Form of Fee Waiver Agreement for JPMorgan SmartRetirement Blend Funds, Class R3 and Class R4 Shares. Incorporated herein by reference to Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 25, 2017 (Accession Number 0001193125-17-183579).

(h)(5)(zzzz)	Form of Fee Waiver Agreement for JPMorgan Global Bond Opportunities Fund, dated May 18, 2017. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 18, 2017 (Accession Number 0001193125-17-174989).

(h)(5)(aaaaa)	Form of Fee Waiver Agreement for Class R2, Class R3 and Class R4 Shares for JPMorgan Emerging Markets Equity Fund and JPMorgan Small Cap Core Fund, Class R3 and Class R4 Shares for JPMorgan Growth and Income Fund and Class R2 Shares for JPMorgan Value Advantage Fund. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on July 28, 2017 (Accession Number 0001193125-17-240082).

(h)(5)(bbbbb)	Form of Fee Waiver Agreement for JPMorgan Short Duration Core Plus Fund (formerly JPMorgan Short Duration High Yield Fund). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 26, 2017 (Accession Number 0001193125-17-294384).

(h)(5)(ccccc)	Form of Fee Waiver Agreement for JPMorgan Strategic Income Opportunities Fund, Class R6 Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 30, 2017 (Accession Number 0001193125-17-325151).

(h)(5)(ddddd)	Form of Fee Waiver Agreement for Class R6 Shares for JPMorgan Global Research Enhanced Index Fund, JPMorgan Global Allocation Fund and JPMorgan Income Builder Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 31, 2017 (Accession Number 0001193125-17-327921).

(h)(5)(eeeee)	Form of Fee Waiver Agreement for JPMorgan Intermediate Tax Free Bond Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 3, 2017 (Accession Number 0001193125-17-332715).

(h)(6)	Indemnification Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed on February 18, 2005 (Accession Number 0001047469-05-004230).

(h)(7)	Form of Trust Fund/SERV Agreement used by JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 21, 2017 (Accession Number 0001193125-17-263741).

(h)(8)	Form of Sub Transfer Agency Agreement between the Record keeper and the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 30, 2016 (Accession Number 0001193125-16-696907).

(h)(9)	Form of Service Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 30, 2016 (Accession Number 0001193125-16-696907).

(h)(10)	Form of Mutual Fund Sales Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 21, 2017 (Accession Number 0001193125-17-263741).

(h)(11)	Form of Bilateral Networking Agreement among Registrant, JPMorgan Distribution Services, Inc. and the Financial Intermediary. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 30, 2016 (Accession Number 0001193125-16-696907).

(h)(12)	HCM Commodities Strategy Fund Ltd Appointment of Agent of Service of Process, dated February 24, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(13)	Form of Fund of Funds Service Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 27, 2011 (Accession Number 0001193125-11-284291).

(h)(14)	Form of Administrative Sub-Accounting Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2013 (Accession Number 0001193125-13-274886).

(h)(15)	Form of JPMDS Sales Agreement – JPMorgan Money Market Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 27, 2011
(Accession Number 0001193125-11-284291).

(h)(16)	Form of JPMDS Service Agreement – JPMorgan Managed Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 27, 2011
(Accession Number 0001193125-11-284291).

(h)(17)	Form of JPMDS Service Agreement and Sales Agreement for JPMorgan Money Market Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435309).

(h)(18)	Form Amendment, dated July 1, 2016, for Money Market Reform for Agreements between Financial Intermediary, JPMDS, the Trust, JPMIM and SCRM. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 13, 2017 (Accession Number 0001193125-17-009478).

(i)	Opinion and consent of counsel. To be filed by Amendment.

(j)(1)	Consent of independent registered public accounting firm. To be filed by Amendment.

(k)	Not applicable.

(l)	Certificate of Sole Shareholder. Incorporated by reference to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Commission on February 27, 2003 (Accession Number 0001047469-03-007028).

(m)(1)	Combined Amended and Restated Distribution Plan, amended as of November 11, 2015, including Schedules A and B. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 17, 2015 (Accession Number 0001193125-15-379542).

(m)(2)	Amended Schedule B, dated November 14, 2017, to the Combined Amended and Restated Distribution Plan (as amended November 11, 2015). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2017 (Accession Number 0001193125-17-357526).

(n)(1)	Combined Amended and Restated Rule 18f-3, Multi-Class Plan, including Exhibit A, amended as of February 12, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2018 (Accession Number 0001193125-18-064353).

(n)(2)	Exhibit B, dated November 14, 2017, to the Combined Amended and Restated Rule 18f-3 Multi-Class Plan, amended as of August 16, 2017. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2017 (Accession Number 0001193125-17-357526).

(o)	Reserved.

(p)	Codes of Ethics.

(p)(1)	Code of Ethics of the Trust. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 20, 2016 (Accession Number 0001193125-16-597639).

(p)(2)	Code of Ethics for JPMAM, including JPMIM and Security Capital Research & Management Inc., effective February 1, 2005, revised March 31, 2016. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2016 (Accession Number 0001193125-16-556708).

(p)(3)	Code of Ethics for JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.). Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A as filed with the Commission on December 15, 2004 (Accession Number 0001047464-04-037387).

(p)(4)	Reserved.

(p)(5)	T. Rowe Price Group, Inc. Code of Ethics and Conduct. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 13, 2014 (Accession Number 000119312-14-009374).

(p)(6)	Reserved.

(p)(7)	Reserved.

(p)(8)	Reserved.

(p)(9)	Reserved.

(p)(10)	Code of Ethics for JF International Management Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 9, 2011) (Accession No. 0001193125-11-060747).

(p)(11)	J.P. Morgan Private Investment Inc. Code of Ethics. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 9, 2011) (Accession No. 0001193125-11-060747).

(p)(12)	Reserved.

(p)(13)	The Capital Group Companies, including Capital Guardian Trust Company, Code of Ethics. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 28, 2011 (Accession Number 0001193125-11-115332).

(p)(14)	Reserved.

(99)(a)	Powers of Attorney for the Trustees. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2018 (Accession Number 0001193125-18-064353).

(99)(b)	Power of Attorney for Brian S. Shlissel. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2018 (Accession Number 0001193125-18-064353).

(99)(c)	Power of Attorney for Matthew Plastina. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2018 (Accession Number 0001193125-18-064353).

99(d)	Power of Attorney for Timothy Clemens. Filed herewith.

Item 29.	Persons Controlled by or Under Common Control with the Registrant

Not applicable.

Item 30.	Indemnification

Reference is made to Section 5.3 of Registrant’s Declaration of Trust. Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

See “Management of the Trust” in Part B. The business or other connections of each director and officer of J.P. Morgan Investment Management Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Investment Management Inc. (File No. 801-21011) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director and officer of JF International Management Inc. is currently listed in the investment advisor registration on Form ADV for JF International Management Inc. (File No. 801-41622) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of J.P. Morgan Private Investments Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Private Investments Inc. (File No. 801-41088) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of Capital Guardian Trust Company is currently listed in the investment advisor registration on Form ADV for Capital Guardian Trust Company (File No. 801-60145) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connection of each director or officer of Security Capital Research & Management Incorporated is currently listed in the investment advisor registration on Form ADV for Security Capital Research & Management Incorporated (File No. 801-53815) and is incorporated by reference.

See “Management of the Trust” in Part B. The business and other connections of each director or officer of T. Rowe Price Associates, Inc. is currently listed in the investment advisor registration on Form ADV for T. Rowe Price Associates, Inc (File No. 801-856) and is incorporated herein by reference.

Item 32.	Principal Underwriter

(1) JPMorgan Distribution Services, Inc. is the principal underwriter of the Registrant’s shares. JPMorgan Distribution Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. JPMorgan Distribution Services, Inc. is located at 1111 Polaris Parkway, Columbus, OH 43240. JPMorgan Distribution Services, Inc. acts as the principal underwriter for the following additional investment companies:

J.P. Morgan Fleming Mutual Fund Group, Inc.

J.P. Morgan Mutual Fund Investment Trust

JPMorgan Trust I

JPMorgan Trust II

JPMorgan Trust III

JPMorgan Trust IV

Undiscovered Managers Funds

JPMorgan Insurance Trust

J.P. Morgan Exchange-Traded Fund Trust

(2) The directors and officers of JPMorgan Distribution Services, Inc. are set forth below. The business address of each director or officer is 1111 Polaris Parkway, Columbus, OH 43240.

Name with Registrant	Positions and Offices With JPMorgan Distribution Services, Inc.	Positions with Registrant
Susan Montgomery	Director & President	None
Michael R. Machulski	Director, Managing Director & Treasurer	None
Anthony J. Horan	Senior Vice President & Assistant Secretary	None
Aisling V. DeSola	Vice President & Secretary	None
James A. Hoffman	Executive Director	None
Jessica K. Ditullio	Assistant Secretary	Assistant Secretary
Christine N. Bannerman	Assistant Secretary & Vice President	None
Frank J. Drozek	Assistant Treasurer	None
Christopher J. Mohr	Assistant Treasurer	None

(c) Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books, records and documents required pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

J.P. Morgan Investment Management Inc., the Registrant’s investment adviser, at 270 Park Avenue, New York, NY 10017 (records relating to its functions as investment adviser).

J.P. Morgan Fund Distributors, Inc., the Registrant’s distributor (through February 18, 2005), 1111 Polaris Parkway, Columbus, Ohio 43240 (records relating to its functions as distributor).

JPMorgan Distribution Services, Inc., the Registrant’s distributor (effective February 19, 2005), at 1111 Polaris Parkway, Columbus, Ohio 43240 (records relating to its functions as distributor).

JPMorgan Chase Bank, N.A. at 270 Park Avenue, New York, NY 10017 (records relating to its functions as shareholder servicing agent (through February 18, 2005), custodian and administrative services agent (through February 18, 2005)).

J.P. Morgan Investment Management Inc., the Registrant’s administrator (effective February 19, 2005), at 1111 Polaris Parkway, Columbus, Ohio 43240 (relating to its functions as administrator).

DST Systems Inc., the Registrant’s transfer agent (through February 18, 2005), 210 West 10th Street, Kansas City, MO 64105

Boston Financial Data Services, Inc., the Registrant’s transfer agent (effective February 19, 2005), at 2000 Crown Colony Drive, Quincy, MA 02169.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 3rd day of May, 2018.

JPMorgan Trust I

By:	Brian S. Shlissel*
Name: Brian S. Shlissel
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on May 3, 2018.

John F. Finn*	Mary E. Martinez*
John F. Finn Trustee	Mary E. Martinez Trustee

Dr. Matthew Goldstein*	Marilyn McCoy*
Dr. Matthew Goldstein Trustee	Marilyn McCoy Trustee

Dennis P. Harrington*	Mitchell M. Merin*
Dennis P. Harrington Trustee	Mitchell M. Merin Trustee

Frankie D. Hughes*	Robert A. Oden, Jr.*
Frankie D. Hughes Trustee	Robert A. Oden, Jr. Trustee

Raymond Kanner*	Marian U. Pardo*
Raymond Kanner Trustee	Marian U. Pardo Trustee

Peter C. Marshall*	James J. Schonbachler*
Peter C. Marshall Trustee	James J. Schonbachler Trustee

Timothy J. Clemens*	Brian S. Shlissel*
Timothy J. Clemens Treasurer And Principal Financial Officer	Brian S. Shlissel President And Principal Executive Officer

*By	/s/ Gregory S. Samuels
Gregory S. Samuels
Attorney-In-Fact

Exhibit Index

99(d)	Power of Attorney for Timothy J. Clemens.